Revenue	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue
Note 13 - Revenue
During the years ended December 31, 2024 and 2023, the Company had the following sources of revenue and other income:

	For the year ended December 31,
	2024	2023
Royalty revenue*	$23,804	$20,287
Option and other property income	1,724	4,785
Interest income	1,920	1,549
Total	$27,448	$26,621
*Excludes royalty revenue generated from the Company's equity interest in SLM California (Note 6).
The Company has a number of exploration stage royalties and royalty generation properties being advanced by the Company and within partnered agreements. Many of these projects include staged or conditional payments owed to the Company payable in cash or partner equity pursuant to individual agreements. The Company may also earn conditional payments on producing royalties.
During the years ended December 31, 2024 and 2023, the Company had the following sources of royalty revenue:

	For the year ended December 31,
	2024	2023
Timok	$5,216	$8,632
Gediktepe	11,954	6,694
Leeville	4,264	3,135
Balya	1,141	968
Gold Bar South	475	270
Sisorta	196	-
Advanced royalty payments	558	588
Total	$23,804	$20,287
Note 13 - Revenue (continued)
On September 12, 2023, as part of the execution of the revised Timok royalty agreement, the Company received $6,676 for royalty revenue owed since the commencement of commercial production up to June 30, 2023.
During the year ended December 31, 2024, the Company earned staged cash payments totaling $377 (2023 - $654), and total equity payments valued at $83 (2023 - $2,563) in connection with property agreements from various partners which has been included in option and other property income within revenue and other income.